RELATED PARTIES (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
	May 18, 2020	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Compensation Expense, Excluding Cost of Good and Service Sold		$ 29	$ 55	$ 117	$ 82
Related Party Transaction, Amounts of Transaction					$ 37
M. Arkin [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock Issued During Period, Shares, New Issues	229,569
Shares Issued, Price Per Share	$ 8.712